UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      Mazama Capital Management, Inc.
Address:   One SW Columbia, Suite 1860
           Portland, Oregon 97258

Form  13F  File  Number:
                          ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/  Brian P. Alfrey
        -------------------------
Title:  Chief Operating Officer
        -------------------------
Phone:  503-944-6245
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Brian P. Alfrey                  Portland, Oregon                 1/28/2002
-------------------                  ----------------                 ----------
    [Signature]                        [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________


         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:          128
                                              -----------

Form  13F  Information  Table  Value  Total:  $ 1,190,464
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ -------
Abgenix Inc.                   COM              00339B107      501   14900 SH       Sole               14900      0       0
Accredo Health Inc             COM              00437V104     7988  201200 SH       Sole              188500      0   27600
Active Power, Inc.             COM              00504W100     4506  662700 SH       Sole              572100      0   90600
Advanced Micro Devices         COM              007903107      159   10000 SH       Sole               10000      0       0
AeroGen, Inc.                  COM              007779101     9587 2739150 SH       Sole             2356250      0  382900
Albany Molecular Research      COM              012423109     4208  158850 SH       Sole              137050      0   21800
Alkermes Inc                   COM              01642T108    45873 1740260 SH       Sole             1514260      0  226000
American Eagle Outfitters      COM              02553E106     8609  328950 SH       Sole              284750      0   44200
Amylin Pharmaceuticals Inc     COM              032346108    12218 1336750 SH       Sole             1154350      0  182400
Applied Films Corp.            COM              038197109     6247  199900 SH       Sole              172400      0   27500
Arch Coal Inc.                 COM              039380100     9575  421800 SH       Sole              365500      0   56300
Arqule Inc                     COM              04269E107      857   50400 SH       Sole               43600      0    6800
Atherogenics, Inc.             COM              047439104     9733 1608800 SH       Sole             1404700      0  204100
Atrix Laboratories Inc         COM              04962L101     3523  170950 SH       Sole              147850      0   23100
AVID Technology Inc.           COM              05367P100     3610  297100 SH       Sole              255613      0   41487
Avocent Corp                   COM              053893103    10945  451350 SH       Sole              392450      0   58900
Bankatlantic Bancorp Inc.-A    COM              065908501    10036 1093250 SH       Sole              943550      0  149700
Barr Labs Inc                  COM              068306109     1036   13050 SH       Sole               13050      0       0
Bioject Medical Technologies   COM              09059T206     8696  690700 SH       Sole              597000      0   93700
BJ's Wholesale Club            COM              05548J106      476   10800 SH       Sole               10800      0       0
Carreker                       COM              144433109     1488  252250 SH       Sole              217550      0   34700
Celera Genomics Group          COM              038020202      454   17000 SH       Sole               17000      0       0
Celgene                        COM              151020104    17918  561350 SH       Sole              486950      0   74400
Cell Genesys Inc.              COM              150921104    24367 1048500 SH       Sole              905800      0  142700
Centillium Communication       COM              152319109     1390  176850 SH       Sole              152650      0   24200
Cephalon, Inc.                 COM              156708109      718    9500 SH       Sole                9500      0       0
Chicos Fas Inc.                COM              168615102     2300   57925 SH       Sole               49975      0    7950
Choicepoint Inc.               COM              170388102     2028   40000 SH       Sole               40000      0       0
Clearone Communications Inc.   COM              185060100    10917  654100 SH       Sole              567000      0   87100
Coach, Inc.                    COM              189754104    10888  279310 SH       Sole              241910      0   37400
Columbia Sportswear Co         COM              198516106     2696   80975 SH       Sole               70075      0   10900
Core Laboratories (FOR)        COM              N22717107     9053  645750 SH       Sole              557850      0   87900
Corillian Corp.                COM              218725109    22586 4715151 SH       Sole             4062016      0  653135
Corixa Corp                    COM              21887F100    26214 1739500 SH       Sole             1501350      0  238150
Cor-Therapeutics Inc           COM              217753102      599   25050 SH       Sole               25050      0       0
Cost Plus Inc./California      COM              221485105     6432  242700 SH       Sole              209500      0   33200
Cree Inc.                      COM              225447101       47    1600 SH       Sole                1600      0       0
Cubist Pharmaceuticals Inc.    COM              229678107     3574   99400 SH       Sole               85800      0   13600
Dendreon Corp                  COM              24823Q107     3067  304600 SH       Sole              262300      0   42300
Digene Corp                    COM              253752109    10055  340850 SH       Sole              294450      0   46400
Digimarc                       COM              253807101    61205 3294150 SH       Sole             2859650      0  434500
Digital Insight                COM              25385P106    27537 1231550 SH       Sole             1065550      0  166000
Dollar Tree Stores             COM              256747106      646   20900 SH       Sole               20900      0       0
Dusa Pharmaceuticals Inc.      COM              266898105     2060  255900 SH       Sole              221400      0   34500
E Trade Group Inc              COM              269246104      254   24800 SH       Sole               24800      0       0
Echelon Corp                   COM              27874N105     5444  384450 SH       Sole              330650      0   53800
Education Management           COM              28139T101     1080   29800 SH       Sole               25700      0    4100
Emcor Group Inc                COM              29084Q100     5347  117775 SH       Sole              102075      0   15700
Emisphere Technologies         COM              291345106     6498  203650 SH       Sole              175850      0   27800
Endo Pharmaceuticals           COM              29264F205    23997 2056300 SH       Sole             1777800      0  278500
Entrust Technologies           COM              293848107     2737  268600 SH       Sole              231500      0   37100
Esperion Therapeutics, Inc.    COM              29664R106      797  108400 SH       Sole               93700      0   14700
F5 Networks Inc.               COM              315616102      979   45450 SH       Sole               39150      0    6300
Fair Isaac & Company           COM              303250104      677   10750 SH       Sole               10750      0       0
FEI Co                         COM              30241L109     3751  119050 SH       Sole              102850      0   16200
First American Corporation     COM              318522307    11778  628500 SH       Sole              543700      0   84800
First Horizon Pharmaceutical   COM              32051K106     7744  263500 SH       Sole              227550      0   35950
Flir Systems Inc               COM              302445101    30302  799100 SH       Sole              690700      0  108400
Foundry Networks Inc.          COM              35063R100     6930  850300 SH       Sole              733700      0  116600
Friedman Billings Ramsey Group COM              358433100    11019 2123150 SH       Sole             1821250      0  301900
Gene Logic Inc                 COM              368689105     7568  401700 SH       Sole              346600      0   55100
Genta Inc.                     COM              37245M207     1443  101400 SH       Sole               87800      0   13600
Getty Images                   COM              374276103     8122  353450 SH       Sole              304850      0   48600
Handspring                     COM              410293104      332   49300 SH       Sole               42600      0    6700
Hanover Compressor             COM              410768105      505   20000 SH       Sole               20000      0       0
Hawaiian Airlines Inc          COM              419849104     9332 2333050 SH       Sole             2014750      0  318300
ICU Medical Inc.               COM              44930G107     2225   50000 SH       Sole               50000      0       0
Identix Inc.                   COM              451906101    24011 1645700 SH       Sole             1476400      0  169300
Illumina Inc.                  COM              452327109     3403  289350 SH       Sole              249650      0   39700
Immersion Corp                 COM              452521107    23164 3437300 SH       Sole             2966831      0 6404131
Incyte Genomics Inc            COM              45337C102    13636  701450 SH       Sole              611450      0   90000
Integra Lifesciences Corp.     COM              457985208     2107   80000 SH       Sole               80000      0       0
JAKKS Pacific Inc              COM              47012E106     3479  183600 SH       Sole              158500      0   25100
Key Energy Services            COM              492914106     3480  378300 SH       Sole              326500      0   51800
King Pharmaceuticals           COM              495582108      632   15000 SH       Sole               15000      0       0
L-3 Communications             COM              502424104      288    3200 SH       Sole                3200      0       0
Lattice Semiconductor          COM              518415104    18060  878000 SH       Sole              763800      0  114200
Legato                         COM              524651106     2966  228650 SH       Sole              197650      0   31000
Lincare Holdings Inc.          COM              532791100      430   15000 SH       Sole               15000      0       0
LSI Logic                      COM              502161102      727   46100 SH       Sole               46100      0       0
Macrovision                    COM              555904101     8393  238300 SH       Sole              207300      0   31000
Matrixone Inc.                 COM              57685P304      978   75300 SH       Sole               65100      0   10200
Mcafee.com                     COM              579062100     1246   36745 SH       Sole               31475      0    5270
Metris Companies               COM              591598107    19414  755125 SH       Sole              654225      0  100900
Moldflow                       COM              608507109     1448  101100 SH       Sole               87200      0   13900
Neose Technologies             COM              640522108     5317  145200 SH       Sole              125300      0   19900
Netiq Corp.                    COM              64115P102     6551  185783 SH       Sole              161583      0   24200
Network Appliance Inc.         COM              64120L104      481   22000 SH       Sole               22000      0       0
Omnivision                     COM              682128103     6019  670250 SH       Sole              582850      0   87400
Onyx Software Corp             COM              683402101    23220 5953950 SH       Sole             5147650      0  806300
Paradigm Genetics              COM              69900R106    34402 6035400 SH       Sole             5238600      0  796800
Patterson Energy               COM              703481101      407   17450 SH       Sole               17450      0       0
Pharmacopeia, Inc              COM              71713B104     7142  514150 SH       Sole              443750      0   70400
Pixar                          COM              725811103    32808  912350 SH       Sole              789450      0  122900
Pixelworks                     COM              72581M107    58103 3617900 SH       Sole             3132100      0  485800
Polo Ralph Lauren              COM              731572103    30279 1131492 SH       Sole              979561      0  151931
Polycom Inc                    COM              73172K104    36056 1058300 SH       Sole              917400      0  140900
Princeton Review, Inc.         COM              742352107    12876 1683150 SH       Sole             1454150      0  229000
Qiagen N.V. (FOR)              COM              N72482107      592   31900 SH       Sole               31900      0       0
Quiksilver Inc                 COM              74838C106     2625  152600 SH       Sole              128200      0   24400
Radisys Corp                   COM              750459109     2930  149050 SH       Sole              128550      0   20500
Read-Rite Corp.                COM              755246105     1266  191500 SH       Sole              165600      0   25900
Red Hat Inc.                   COM              756577102    58895 8295100 SH       Sole             7181800      0 1113300
Roxio Inc.                     COM              780008108     7263  438850 SH       Sole              378850      0   60000
Sangamo Biosciences Inc.       COM              800677106     1380  147700 SH       Sole              127500      0   20200
Scios Inc.                     COM              808905103     8537  359150 SH       Sole              309850      0   49300
Shaw Group Inc.                COM              820280105    21635  920650 SH       Sole              798250      0  122400
Smith and Wollenski Restaurant COM              831758107     3648  957400 SH       Sole              827100      0  130300
Sonicwall Inc.                 COM              835470105     4900  252050 SH       Sole              218250      0   33800
Sonus Networks Inc.            COM              835916107     6892 1491700 SH       Sole             1285100      0  206600
Southwest Bancorporation Texas COM              84476R109     1707   56400 SH       Sole               49000      0  105400
Swift Energy Co                COM              870738101     4252  210500 SH       Sole              181700      0   28800
Sylvan Learning System         COM              871399101     5509  249600 SH       Sole              215500      0   34100
Symyx Technologies             COM              87155S108    18633  877250 SH       Sole              757600      0  119650
Telik Inc.                     COM              87959M109     1369  101400 SH       Sole               87800      0   13600
Third Wave Technologies        COM              88428W108    16712 2273700 SH       Sole             1962800      0  310900
Toys "R" Us Inc New            COM              892335100      353   17000 SH       Sole               17000      0       0
TransGenomic                   COM              89365K206    12638 1148950 SH       Sole              992550      0 2141500
Triquint Semiconductor         COM              89674K103    23853 1945571 SH       Sole             1683971      0  261600
Tweeter Home Entertainment Gro COM              901167106     1227   42300 SH       Sole               36300      0    6000
United Online                  COM              911268100     5584 1329610 SH       Sole             1143750      0  185860
Varian Medical System          COM              92220P105      399    5600 SH       Sole                5600      0       0
Verisign Inc.                  COM              92343E102      761   20000 SH       Sole               20000      0       0
ViaSat Inc                     COM              92552V100     5916  379200 SH       Sole              327200      0   52000
Viropharma, Inc.               COM              928241108     9673  421500 SH       Sole              364300      0   57200
Visionics Corporation          COM              92831E101     7322  507400 SH       Sole              438400      0   69000
Waters Corp.                   COM              941848103      271    7000 SH       Sole                7000      0       0
Williams & Sonoma              COM              969904101    16714  389600 SH       Sole              337600      0   52000